SHARE-BASED COMPENSATION	6 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
9.
SHARE BASED COMPENSATION

The Group utilized Yijia Inc., a company controlled by the Founder as a vehicle to hold shares that will be used to provide incentives and rewards to employees and executives who contribute to the success of the Group’s operations. According to the Group’s board resolutions, in July 2017 and March 2018, 86 million shares were reserved to Yijia Inc. Yijia Inc. has no activities other than administrating the incentive program and does not have any employees. On behalf of the Group and subject to approvals from the board or directors, the Founder has the authority to select eligible participants to whom equity awards will be granted; determine the number of shares covered; and establish the terms, conditions and provision of such awards. The board resolutions allow the grantees to hold options to purchase from the Yijia Inc. the equity shares of the Group.

As of June 24, 2022, Yijia Inc. held 75.2 million Class B ordinary shares. On June 24, 2022, Yijia Inc. transferred all reserved ordinary shares to Golden Stream Limited, a company controlled by Mr. Qu Chengcai, the Chief Executive Officer of the Group. Upon transfer, the Class B ordinary shares previously held by Yijia Inc. were automatically converted to Class A ordinary shares pursuant to the Company’s third amended and restated memorandum and articles of association. Since then, Golden Stream Limited became a vehicle to hold shares that will be used to provide incentives and rewards to employees and executives who contribute to the success of the Group’s operations. The board resolutions allow the grantees to hold options to purchase from the Golden Stream Limited the equity shares of the Group.

All the share information disclosed under Stock Option A and Stock Option B in this section refers to the shares of the Group the grantees are entitled through Yijia Inc. shares before June 24, 2022 and through Golden Stream Limited after June 24, 2022. The related expenses are reflected in the Group’s consolidated financial statements as share-based compensation expenses with an offset to additional paid-in capital. Given the shares owned by Yijia Inc./ Golden Stream Limited for the purpose of the incentive program are existing and outstanding shares of the Group, the options do not have any dilution effect on the loss per share (see Note 11).

Stock Option A

On August 31, 2014, April 21, 2016, October 17, 2016 and October 18, 2016, the Group granted an aggregate number of 26.86 million share options to certain management, employees and non-employees of the Group. Under the plan, the exercise price was US$0.31 (RMB2.00) per share and vests 50% on the first and second anniversary after the IPO date. All grantees were restricted from transferring more than 25% of their total exercised ordinary shares each year after the exercise date. Given the vesting was contingent on the IPO and vested on the first and second anniversary after the IPO date, no share-based compensation expense is recognized until the date of IPO. For the year ended September 30, 2021, no share options were vested or exercised. As of September 30, 2022 and March 31, 2023, the number of outstanding options is 10,250,000 and 10,250,000, respectively, which was equal to the number of option expected to be vested. The remaining Stock Options A are exercisable into 10,250,000 Class B ordinary shares. Because the exercise price is out of money, the weighted average intrinsic value of the outstanding options and the options expected to vest was RMB nil.

Stock Option B

On July 31, 2017, the Group granted 43.14 million share options to management and employees of the Group. The options vested immediately upon the grant date and the exercise price were US$0.31 (RMB2.00) per share. All grantees were restricted from transferring its exercised ordinary shares during certain periods subsequent to the IPO date (the “lock-up period”). If the grantee resigned from the Group before the IPO or during the lock-up period, the Group has the right to repurchase the share options or ordinary shares at the exercise price. The Group believes that the repurchase feature is effectively to require the employee to remain throughout the requisite period in order to receive any economic benefit from the award. As such, the repurchase feature functions as a vesting condition that is contingent on the IPO, no share-based compensation expense is recognized until the date of IPO. As of September 30, 2022 and March 31, 2022, the Group had 23,850,000 and 23,850,000 share options outstanding, vested and exercisable. The remaining Stock Options B are exercisable into 23,850,000 Class A ordinary shares. Because the exercise price is out of money, the weighted average intrinsic value of these share options were RMB nil.

Binomial options pricing model was applied in determining the estimated fair value of the options granted. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and, the exercise multiple for which employees are likely to exercise share options. The estimated fair value of the ordinary shares, at the option grants, was determined with assistance from an independent third party valuation firm. The Group’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

		April 2016		October 2016		July 2017
Risk-free rate of return		3.18%		3.18%		3.21%
Contractual life of option		10 years		10 years		8.4 years
Estimated volatility rate		37%		37%		35%
Expected dividend yield		0%		0%		0%
Fair value of underlying ordinary shares	US	$0.03	US	$0.04	US	$0.05

2019 Share Incentive Plan

The 2019 Share Incentive Plan became effective immediately upon the completion of our initial public offering. The maximum number of shares that may be issued under the 2019 Plan is 10% of the total outstanding shares as of the date of the consummation of our initial public offering.

In June 2022, the Group issued 72 million stock options with nil exercise price to Mr. Qu, the Chief Executive Officer of the Company. All of the stock options were vested and exercised immediately upon grant. The Group recorded stock options at the grant date fair value per ADS of US$1.4537 by reference to the share price in the open market on grant date.

In June 2022, the Group issued 50.36 million stock options with nil exercise price to Mr. Sun, the Chief Financial Officer of the Company, of which 43.18 million stock options vested and exercised immediately upon grant, 3.59 million stock options vested on August 3, 2022, and the remaining 3.59 million stock options vested on August 3, 2023. As of March 31, 2023, the 3.59 million stock options vested on August 3, 2022 was not exercised by or issued to Mr. Sun. The Group recorded stock options at the grant date fair value per ADS of US$1.4537 by reference to the share price in the open market on grant date.

For the six months ended March 31, 2023, no option activities were incurred. As of March 31, 2023, 37,690,027 options were vested and exercisable.

The Group recognized the compensation cost for the stock options on a straight line basis over the requisite service periods.

For the six months ended March 31, 2022 and 2023, the Group recorded compensation expenses of RMB 399 and RMB 2,307 in connection with the above stock options. As of September 30, 2022, the Group had unrecognized compensation expenses for stock options of RMB 69.

For the six months ended March 31, 2022 and 2023, the total share-based compensation expenses were comprised of the following:

	For the Six Months Ended March 31,
	2022	2023
Selling and marketing expenses	2	12
General and administrative expenses	4	2,273
Research and development expenses	393	22
	399	2,307